Income taxes - Deferred taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-current assets		R$ 4,431,946	R$ 7,984,015
Non-current liabilities			12,596
Derivative, passive temporary difference	R$ 1,396,134
Derivative, asset temporary difference	2,413,299
Lease, passive temporary difference	1,741,146
Lease, asset temporary difference	R$ 2,283,754
Total deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		10,541,364	14,124,914
Tax loss carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		796,552	796,831
Negative tax basis of social contribution carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		304,015	307,143
Provision for judicial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		308,825	324,873
Operating provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		330,443	515,779
Exchange rate variations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		5,381,844	7,385,034
Derivatives losses (“MtM”)(1)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,017,165	2,230,835
Amortization of fair value adjustments arising from business combinations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		624,513	625,745
Unrealized profit on inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		423,772	539,157
Leases
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		542,608	606,944
Total deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		6,109,418	6,153,495
Goodwill - Tax benefit on unamortized goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		1,661,945	1,589,887
Property, plant and equipment - deemed cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		1,050,988	1,066,883
Depreciation for tax-incentive reason
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		717,303	733,640
Capitalized loan costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		938,284	947,482
Fair value of biological assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		1,237,672	1,317,095
Deferred taxes, net of fair value adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		335,034	342,141
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		129,893	137,928
Provision of deferred taxes on results of subsidiaries abroad
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		33,476
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		4,823	18,439
Provisions for other losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		563,416	547,242
Employee benefit plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		R$ 248,211	R$ 245,331